Schedule V - Valuation And Qualifying Accounts (Detail)	12 Months Ended
Dec. 31, 2024
American Integrity Insurance Group, LLC [Member]
Valuation And Qualifying Accounts [Line Items]
Valuation And Qualifying Accounts
Schedule V – Valuation And Qualifying Accounts
The following table summarizes activity in the Company’s allowance for doubtful accounts for the years ended December 31, 2024 and December 31, 2023 (in thousands):

Description	Beginning Balance	Charged to Costs and Expenses	Charged to Other Accounts	Deductions	Ending Balance
Year Ended December 31, 2024
Expected credit losses related to premiums receivable	$2,617	$460	$	$	$3,077
Year Ended December 31, 2023
Expected credit losses related to premiums receivable	$2,247	$370	$	$	$2,617